Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 218,178,007	$ 260,440,086
Trade receivables, Current	194,311,533	213,164,803
Other receivables, Current	23,866,474	47,275,283
Trade and other receivables, Non-current	1,032,923	6,788,437
Trade receivables, Non-current	62,563	5,751,510
Other receivables, Non-current	970,360	1,036,927
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	219,436,824	261,754,397
Trade receivables, Current	195,570,350	214,479,114
Other receivables, Current	23,866,474	47,275,283
Trade and other receivables, Non-current	1,032,923	6,788,437
Trade receivables, Non-current	62,563	5,751,510
Other receivables, Non-current	$ 970,360	$ 1,036,927